Omnibus Incentive Compensation Plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Employee equity compensation
Units
Unvested, beginning of period	536,666
Vested	198,531
Unvested, end of period	338,135
Grant-date fair value
Unvested, beginning of period	$ 3,985
Vested	1,464
Unvested, end of period	2,521
Non-Employee equity compensation
Units
Unvested, beginning of period	650,464
Vested	0
Unvested, end of period	650,464
Grant-date fair value
Unvested, beginning of period	4,736
Vested	0
Unvested, end of period	$ 4,736